Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,117,000
Previously Paid Amount	0.00
Total Fee Amount	430.46
Total Offset Amount	0.00
Net Fee	430.46
Narrative - Max Aggregate Offering Price	$ 3,117,000
Final Prospectus	true